Employee Benefits - Summary of Retirement and Post-Employment Benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,306,886,675
Current Service cost	22,607,470	$ 18,446,170
Change in financial assumptions	(4,810,081)	(150,264,079)
Change in demographic assumptions	2,500,266	2,403,864
Defined benefit liabilities at end of year	1,372,459,213	$ 1,306,886,675
Net actuarial gains recognized in other comprehensive income	$ 4,933,772
Actuarial assumption of discount rates
Changes in the liability for defined benefits
Percentage of increase in the assumed variation rate	9.42%	9.39%
Plan Assets
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,297,920,118	$ 1,373,548,493
Current Service cost	22,602,882	17,582,708
Past service costs	14,518	524
Assets of the plan during the year	(270,660)	(253,721)
Defined benefit liabilities at end of year	1,362,164,696	1,297,920,118
Changes in pension plan assets
Plan assets at the beginning of year	2,233,490	2,289,697
Return on plan assets	270,660	253,721
Payments by the pension fund	(74,322,845)	(68,534,502)
Company contributions to the fund	74,208,313	68,410,838
Actuarial (gains) losses in plan assets	29,401	(121,876)
Adjustment to the Defined Contribution Plan	(242,587)	(64,388)
Pension plan assets at the end of year	2,176,432	2,233,490
Changes in the liability for defined benefits
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,295,765,636	1,371,307,692
Past service costs	14,518	524
Net interest	117,553,506	112,552,382
Liquidation event loss	996	1,971
Defined benefits paid by the fund	(7,515,974)	(6,673,574)
Change in financial assumptions	(4,810,081)	(150,264,079)
Change in demographic assumptions	2,500,266	2,403,864
For experience during the year	7,921,444	16,188,726
Assets of the plan during the year	(29,392)	277,256
Reservation transfer	242,587	0
Contributions paid to the fund	(74,208,914)	(68,475,296)
Defined benefit liabilities at end of year	1,360,042,062	1,295,765,636
Changes in pension plan assets
Return on plan assets	$ 29,392	$ (277,256)